OTHER LIABILITIES (Details) $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Current other liabilities	$ 179		$ 262
Other liabilities (note 18)	329		375
Total other liabilities	508		637
Other liabilities-by balance sheet presentation		$ 508		$ 637
Flow-through Share Premium Obligation
Statement [Line Items]
Total other liabilities	0		22
Lease Obligations
Statement [Line Items]
Total other liabilities	452		582
Loan Obligations
Statement [Line Items]
Total other liabilities	$ 56		$ 33